Intangible assets, net - Intangible assets (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Intangible assets, net
Land use rights	$ 603,774	$ 626,048
Less: accumulated amortization	(141,036)	(133,718)
Total	$ 462,738	$ 492,330